COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

12.    COMMITMENTS

Employment Continuity Agreements. We have entered into employment contracts with our executive officers which provide for severance if the executive is dismissed without cause or under certain circumstances after a change of control in our ownership. At December 31, 2020, these obligations, if triggered, could amount to a maximum of approximately $170,000.